Borrowings (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021
Debt Instrument [Line Items]
Long-Term Debt	$ 1,287,343		$ 1,361,709
Outstanding balance	799,796		825,267
Finance Lease, Liability	499,570		549,178
Restricted Cash and Cash Equivalents, Current	$ 11,262		$ 9,979
Debt Instrument, Covenant Description	The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 105% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth ranging from $30,000 to $135,000.
Debt Instrument, Covenant Compliance	As of June 30, 2022, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	3.98%	4.27%		3.90%	3.90%
Amounts Held As Security [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 10,078
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $90,811 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Line of Credit Facility, Frequency of Payments	quarterly
Maturity date	three to six years
Line of Credit Facility, Periodic Payment	$ 1,834
Sale Leaseback Transaction, Date	October 2019
Finance Lease, Liability	$ 90,811
Vessels financed	six product tankers
Month of prepayment	May 2022
Prepayment of sale and leaseback transaction	$ 11,295
Outstanding balance under sale and leaseback transaction	51,250
Purchase Obligation	$ 16,500
Minimum [Member] | Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $90,811 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.35%
Maximum [Member] | Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $90,811 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.55%
Credit Facilities [Member]
Debt Instrument [Line Items]
Outstanding balance	$ 799,796
Description of scope, credit facility	The purpose of the facilities was to finance the acquisition of vessels or refinance existing indebtedness.
Debt Instrument, Description of Variable Rate Basis	interest rate (as defined in the loan agreement)
Line of Credit Facility, Frequency of Payments	semi-annual or quarterly installments
Description of collateral	Amounts drawn under the credit facilities are secured by first preferred mortgages on certain Navios Partners’ vessels and other collateral and are guaranteed by the respective vessel-owning subsidiaries.
Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Maturity date	second quarter of 2023
Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.10%
Maturity date	second quarter of 2027
Hellenic Bank Public Company Limited [Member]
Debt Instrument [Line Items]
Outstanding balance	$ 25,235
Description of scope, credit facility	to refinance the existing indebtedness of five of its vessels and for working capital purposes
Debt Instrument, Description of Variable Rate Basis	Term Secured Overnight Financing Rate (“SOFR”) plus credit adjustment spread plus 250 bps per annum
Maturity date	second quarter of 2027
Line of Credit Facility, Initiation Date	May 09, 2022
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,235
Drawn down date	May 11, 2022
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 5,000
Hellenic Bank Public Company Limited [Member] | First Installment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	$ 1,455
Hellenic Bank Public Company Limited [Member] | Next 13 Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 1,035
Hellenic Bank Public Company Limited [Member] | Next 5 Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 895
Hellenic Bank Public Company Limited [Member] | Last Installment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment	850
Skandinaviska Enskilda Banken AB [Member]
Debt Instrument [Line Items]
Outstanding balance	$ 55,000
Description of scope, credit facility	to refinance the existing indebtedness of four of its vessels and for general corporate purposes
Debt Instrument, Description of Variable Rate Basis	SOFR plus 225 bps per annum.
Line of Credit Facility, Frequency of Payments	quarterly
Maturity date	second quarter of 2027
Line of Credit Facility, Initiation Date	Jun. 29, 2022
Line of Credit Facility, Maximum Borrowing Capacity	$ 55,000
Drawn down date	June 30, 2022
Line of Credit Facility, Periodic Payment	$ 1,960
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 17,760
Repayment installments	19
ABN Amro Bank N.V. [Member]
Debt Instrument [Line Items]
Outstanding balance	$ 53,300
Description of scope, credit facility	to refinance the existing indebtedness of three of its vessels and for general corporate purposes
Debt Instrument, Description of Variable Rate Basis	bears interest at daily cumulative or non-cumulative compounded RFR rate (as defined in the loan agreement) plus 225 bps per annum
Line of Credit Facility, Frequency of Payments	quarterly
Maturity date	first quarter of 2027
Line of Credit Facility, Initiation Date	Mar. 28, 2022
Line of Credit Facility, Maximum Borrowing Capacity	$ 55,000
Drawn down date	March 31, 2022
Line of Credit Facility, Periodic Payment	$ 1,700
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 21,000
Repayment installments	19